Warrants -Summary of Warrants Outstanding and Exercisable Prices (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant [Line Items]
Class of Warrant Oustanding	13,663,058		2,889,367	7,757,670	0
Exercise Price One [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 1.3		$ 1.6
Class of Warrant Expiry Date	Feb. 07, 2022		Aug. 13, 2021
Class of Warrant Oustanding	12,862	[1]	45,000
Class of Warrant Oustanding Weighted Average RemainingContracted Life	1 month 6 days	[2]	7 months 13 days
Exercise Price Two [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 2		$ 1.51
Class of Warrant Expiry Date	Feb. 07, 2022		Oct. 06, 2021
Class of Warrant Oustanding	541,883		60,000
Class of Warrant Oustanding Weighted Average RemainingContracted Life	1 month 6 days	[2]	9 months 3 days
Exercise Price Three [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 2		$ 7.6
Class of Warrant Expiry Date	Feb. 13, 2022		Dec. 21, 2021
Class of Warrant Oustanding	44,232		60,000
Class of Warrant Oustanding Weighted Average RemainingContracted Life	1 month 13 days	[2]	11 months 19 days
Exercise Price Four [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 3.5		$ 1.3
Class of Warrant Expiry Date	Jun. 04, 2022		Feb. 07, 2022
Class of Warrant Oustanding	57,441	[3]	47,862
Class of Warrant Oustanding Weighted Average RemainingContracted Life	5 months 1 day		1 year 1 month 6 days
Exercise Price Five [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 4.5		$ 2
Class of Warrant Expiry Date	Jun. 04, 2022		Feb. 07, 2022
Class of Warrant Oustanding	1,552,633		656,733
Class of Warrant Oustanding Weighted Average RemainingContracted Life	5 months 1 day		1 year 1 month 6 days
Exercise Price Six [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 3.7		$ 2
Class of Warrant Expiry Date	Jan. 02, 2023		Feb. 13, 2022
Class of Warrant Oustanding	391,632	[4]	44,232
Class of Warrant Oustanding Weighted Average RemainingContracted Life	1 year 3 days		1 year 1 month 13 days
Exercise Price Seven [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 4.6		$ 3.5
Class of Warrant Expiry Date	Jan. 02, 2023		Jun. 04, 2022
Class of Warrant Oustanding	2,812,375		296,308
Class of Warrant Oustanding Weighted Average RemainingContracted Life	1 year 3 days		1 year 5 months 1 day
Exercise Price Eight [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 2.5		$ 4.5
Class of Warrant Expiry Date	Apr. 14, 2025		Jun. 04, 2022
Class of Warrant Oustanding	525,000		1,679,232
Class of Warrant Oustanding Weighted Average RemainingContracted Life	3 years 3 months 14 days		1 year 5 months 1 day
Exercise Price Nine [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 5.62
Class of Warrant Expiry Date	Jun. 07, 2026
Class of Warrant Oustanding	225,000
Class of Warrant Oustanding Weighted Average RemainingContracted Life	4 years 5 months 8 days
Exercise Price Ten [Member]
Class of Warrant [Line Items]
Class of Warrant Exercise Price	$ 2.35
Class of Warrant Expiry Date	Oct. 19, 2026
Class of Warrant Oustanding	7,500,000
Class of Warrant Oustanding Weighted Average RemainingContracted Life	4 years 9 months 18 days

[1]	Exercisable to acquire one unit at $1.30 per unit until February 7, 2022. Each unit consists of one common share and one-half of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022.
[2]	Expired subsequently
[3]	Exercisable to acquire one unit at $3.50 per unit until June 4, 2022. Each unit consists of one common share and one-half of one warrant, with each whole warrant exercisable at $4.50 until June 4, 2022.
[4]	Exercisable to acquire one unit at $3.70 per unit until January 2, 2023. Each unit consists of one common share and one-half of one warrant, with each whole warrant exercisable at $4.60 until January 2, 2023.